COMMITMENTS AND CONTINGENCIES - Additional Information - 1 Capital Commitments, Lease Commitments, and Other Arrangements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Capital commitments	$ 1,065,813
Advance payments for construction costs	107,563	161,633
Rental expenses (including contingent fees)	32,829	21,815	18,573
Minimum rental expenses	25,374	17,586	15,003
Contingent rental expenses	7,455	4,229	3,570
Contingent fees earned	17,497	19,563	13,901
Operating lease minimum fees earned	7,709	7,724	9,005
Operating lease and right to use fees earned	$ 25,206	$ 27,287	$ 22,906
Lease expiry dates - as grantor	February 2022
Mocha Clubs [Member]
Commitments And Contingencies [Line Items]
Lease expiry dates - as lessee	July 2033
City of Dreams Manila [Member]
Commitments And Contingencies [Line Items]
Lease expiry dates - as lessee	July 2033